Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt

8. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of June 30, 2023 and December 31, 2022, $27,641 and $21,408, respectively, was outstanding on the Revolving Credit Facility.

On April 13, 2023, the Company entered into a debt amendment agreement to replace LIBOR with the term SOFR reference rate administered by CME Group Benchmark Administration Limited, following the Financial Conduct Authority's ("FCA") decision to phase out the use of LIBOR by June 30, 2023. The USD Term Loan Facility and USD Revolving Credit Facility previously bore interest at LIBOR plus margin. This contract modification qualifies for the relief provided in ASU 2021-01. The Company applied the optional expedient in the standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Line of Credit

The Company has a Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of both June 30, 2023 and December 31, 2022, the Company had an outstanding balance of $75,000.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding at June 30, 2023 (Local Currency)	Principal Outstanding at June 30, 2023 (USD)
Term Loan Facility (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	7.5%	Jun-28	946,877	$946,877
Term Loan Facility (5)	EUR	EURIBOR + 3.00% (0% floor)	6.4%	Jun-28	674,202	735,668
Secured Loan Notes	EUR	3.00%	3.2%	Jun-29	421,362	459,776
Secured Loan Notes	USD	4.00%	4.2%	Jun-29	345,581	345,581
Revolving Credit Facility	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.5%	Dec-27	8,000	8,000
Revolving Credit Facility	EUR	BASE + 2.25% (0% floor)	5.7%	Dec-27	18,000	19,641
Line of Credit	USD	Term SOFR (6) + 2.70%	7.9%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,590,543

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of June 30, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	June 30, 2023	December 31, 2022
Principal Outstanding	$2,590,543	$2,658,023
Unamortized debt issuance cost	(14,760)	(14,564)
Total	2,575,783	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$2,565,593	$2,633,269

For the three months ended June 30, 2023 and 2022, interest expense, including amortization of deferred debt issuance cost, was $36,762 and $28,426, respectively. For the six months ended June 30, 2023 and 2022, interest expense, including amortization of deferred debt issuance cost, was $74,218 and $54,382, respectively. The Company also paid debt issuance costs of $6,261 during the six months ended June 30, 2022, predominantly related to the USD Incremental Term Loan drawn down in connection with the SafetyPay acquisition.

Maturity requirements on debt as of June 30, 2023 by year are as follows:

Remainder 2023	$5,095
2024	10,190
2025	85,190
2026	10,190
2027	37,831
2028	1,636,690
2029 and thereafter	805,357
Total	$2,590,543

During the six months ended June 30, 2023, the Company made mandatory principal payments of $5,095 under its Term Loan Facility. In addition, the Company repurchased $24,837 of Secured Loan Notes and $66,750 under the Term Loan Facility during the six months ended June 30, 2023. This resulted in a gain on repurchase of $3,612 and $7,952, recognized within "Other income, net" within the unaudited condensed consolidated statements of comprehensive income / loss for the three and six months ended June 30, 2023, respectively.

As of June 30, 2023, we have committed to future repurchases of $27,906, which have a face value of $29,130.

During the six months ended June 30, 2022, the Company made principal payments of $14,529 under its Term Loan Facility, inclusive of voluntary prepayments of $9,434. In addition, the Company repurchased $12,500 of Secured Notes, resulting in a gain on repurchase of $2,992 recognized within "Other income, net" within the unaudited condensed consolidated statement of comprehensive income / (loss) for both the three and six months ended June 30, 2022.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the debt agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its covenants as of the date of issuance of these financial statements.

Letters of Credit

As of June 30, 2023 and December 31, 2022, the Company had issued approximately $112,486 and $121,960, letters of credit, respectively, for use in the ordinary course of business.